Preferred Shares	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Preferred Shares
18.	Preferred Shares
The following table summarizes the issuances of the convertible and redeemable convertible preferred shares prior to the Company’s IPO:

Name	Issuance Date	Original Issuance Price per Share	Number of Shares
Series Seed 1 preferr e d shares	March 23, 2015	$0.1670	7,281,000
Series Seed 2 preferred shares	March 23, 2015	$0.0560	7,281,000
Series Seed 3 preferred shares	March 23, 2015	$0.2792	1,456,200
Series A preferred shares	March 23, 2015	$1.0038	6,375,657
Series A preferred shares	August 19, 2015	$1.0038	1,743,375
Series B preferred shares	August 21, 2015	$3.6339	9,218,756
Series B preferred shares	November 20, 2015	$3.6339	1,651,121
Series B preferred shares	February 23, 2016	$3.6339	302,414
Series C preferred shares	December 27, 2016	$5.8853	1,699,139
Series C preferred shares	June 5, 2017	$5.8853	517,691
Series C preferred shares	September 20, 2017	$5.8853	342,351
Series C preferred shares	February 11, 2019	$5.8853	1,189,397
Series Seed 1, Series Seed 2 and Series Seed 3 preferred shares are collectively referred to as the “Series Seed Convertible Preferred Shares”. Series A, Series B and Series C preferred shares are collectively referred to as the “Redeemable Convertible Preferred Shares”, and collectively with the Series Seed Convertible Preferred Shares, the “Preferred Shares”.
On February 1, 2019, the Company entered into the Series C preferred share purchase agreement with an existing shareholder, to issue 1,189,397 convertible and redeemable Series C preferred shares for an aggregate cash consideration of US$7,000 (equivalent to RMB47,436). The cash proceeds received was US$7,000 (equivalent to RMB47,436), net of issuance costs of US$110 (equivalent to RMB743).
The significant terms of the Preferred Shares are summarized as follows:
Dividends
Each holder of the Redeemable Convertible Preferred Shares shall be entitled to receive dividends at the rate of eight percent (8%) per annum as and if declared by the Board of Directors in preference and priority (“Preferential Dividends”) to the Series Seed Convertible Preferred Shares and ordinary shares. After payment of the Preferential Dividends, each shareholder of the Company shall be entitled to receive dividends payable in cash out of any remaining funds that are legally available therefore, on parity with each other on an as-converted basis, when, as and if declared by the Board of Directors.
For the years ended December 31, 2018 and 2019, no dividends were declared by the Company’s Board of Directors on the Preferred Shares prior to the automatic conversion into ordinary shares upon the Company’s IPO.
Conversion Rights
Each holder of the Preferred Shares has the right, at each holder’s sole discretion, to convert at any time and from time to time, all or any portion of the Preferred Shares into ordinary shares.
The Preferred Shares are automatically convertible into ordinary shares upon the earlier of (1) closing of a Qualified IPO, based on the applicable then-effective conversion price or (2) election in writing by the approval of the holders of at least a majority of the then outstanding Preferred Shares, which shall include the majority of the then outstanding Series A preferred shares, the majority of the then outstanding Series B preferred shares and the majority of the then outstanding Series C preferred shares.
The initial conversion price is the stated issuance price of each series of the Preferred Shares, i.e., on a one-for-one basis. Such conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company less than the original respective conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the respective conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events. Prior to the automatic conversion of the Preferred Shares into ordinary shares upon the Company’s IPO on December 12, 2019, no adjustment has been made to the conversion price of the Preferred shares.
Voting Rights
Each Preferred Share carries the number of votes equal to the number of ordinary shares into which such Preferred Share could be converted. Unless otherwise required by the Company’s Amended and Restated Memorandum and Articles of Association whereby the Preferred Shares shall vote as a separate class, the preferred shareholders shall vote together with ordinary shareholders as a single class on all matters subject to such votes.
Redemption Rights
If a Qualified IPO does not occur on or before July 30, 2019 (the “Redemption Start Date”), then subject to the exercise or waiver of redemption rights by all of the holders of Redeemable Convertible Preferred Shares, the Redeemable Convertible Preferred Shares at any time after the Redemption Start Date, shall be redeemable a price equal to (i) one hundred percent (100%) of the original issuance price, plus (ii) any declared but unpaid dividend, plus (iii) accrued interest at an interest rate of ten percent (10%) per annum compounded annually commencing from the original issuance date of each Redeemable Convertible Preferred Share.
Liquidation Preference
In the event of liquidation, dissolution or winding up of the Group or any deemed liquidation event as defined in the Company’s Amended and Restated Memorandum and Articles of Association, the assets of the Group available for distribution shall be made as follows:

•
The holders of Series C preferred shares are entitled to receive an amount equal to 150% of the original issuance price plus all declared but unpaid dividends and distributions (the “Series C Preferred Share Preference Amount”), in preference to all other classes or series of preferred shares and the ordinary shareholders of the Company;

•
After the full Series C Preferred Share Preference Amount on all Series C preferred shares then outstanding has been paid, the holders of Series B preferred shares are entitled to receive an amount equal to 150% of the original issuance price plus all declared but unpaid dividends and distributions (the “Series B Preferred Share Preference Amount”), in preference to any distribution to the holders of the Series A preferred shares, Series Seed preferred shares and the ordinary shareholders of the Company;

•
After the full Series B Preferred Share Preference Amount on all Series B preferred shares then outstanding has been paid, the holders of Series A preferred shares are entitled to receive an amount equal to 150% of the original issuance price plus all declared but unpaid dividends and distributions (the “Series A Preferred Share Preference Amount”, in preference to any distribution to the holders of the Series Seed preferred shares and the ordinary shareholders of the Company;

•
After the full Series A Preferred Share Preference Amount on all Series A preferred shares then outstanding has been paid, the holders of Series Seed preferred shares are entitled to receive an amount equal to 100% of the original issuance price plus all declared but unpaid dividends and distributions (the “Series Seed Preferred Share Preference Amount”), in preference to any distribution to the holders of the ordinary shareholders of the Company; and

•
After the full Series Seed Preferred Share Preference Amount on all Series Seed preferred shares then outstanding has been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata, pari passu basis among the holders of the then outstanding Redeemable Convertible Preferred Shares on an as
-
converted basis, together with the holders of the then outstanding ordinary shares.

If, upon any such liquidation, the assets of the Group are insufficient to make payment of the liquidation preference related to any series of preferred shares, the remaining assets and funds of the Group available for distribution shall be distributed ratably amongst the holders of that series of preferred shares in proportion to the full amounts to which they would otherwise be entitled to.
Deemed Liquidation
Any sale of shares, merger, consolidation or other similar transaction involving the Group in which its shareholders do not retain a majority of the voting power in the surviving or resulting entity, or a sale of all or substantially all the Company’s assets, shall be deemed a liquidation, dissolution or winding up of the Group (“Deemed Liquidation”), such that the liquidation preference shall apply as if all consideration received by the Company and its shareholders in connection with such event were being distributed in a liquidation of the Group. The Series Seed Convertible Preferred Shares are not redeemable except in the event of a Deemed Liquidation, which permits the holders to receive the Seed Preferred Share Preference Amount as defined above.

Registration Rights
The Redeemable Convertible Preferred Shares also contain registration rights which: (1) allow the holders of such shares to demand the Company to file a registration statement covering the offer and sale of the ordinary shares issuable or issued upon conversion of the Redeemable Convertible Preferred Shares at any time or from time to time after the earlier of (i) the third anniversary after the closing of the Series C Preferred Shares and (ii) six months following the effectiveness of a registration statement for a Qualified IPO; (2) require the Company to offer the Redeemable Convertible Preferred Shareholders an opportunity to include in a registration statement if the Company proposes to file a registration statement for a public offering of securities of the Company; (3) allow the Redeemable Convertible Preferred Shareholders to request the Company to file a registration statement on Form F-3 when the Company is eligible to use Form F-3. The Company is required to use commercially reasonable efforts to effects the registration if requested by the Redeemable Convertible Preferred Shareholders, but the provisions of the registration rights do not stipulate the consequences of non-performance if the Company made commercially reasonable efforts to effect registration nor any requirement to pay any monetary or non-monetary consideration for non-performance.

Accounting for Preferred Shares
The Redeemable Convertible Preferred Shares are classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of the Company while the Series Seed Convertible Preferred Shares are also classified as mezzanine equity as they may be redeemed upon a deemed liquidation event.
The holders of the Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Group evaluated the embedded conversion options in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features. The conversion option of the Preferred Shares does not qualify for bifurcation accounting because the conversion option is clearly and closely related to the host equity instrument and the underlying ordinary shares are not publicly traded nor readily convertible into cash. The contingent redemption options and the contingent registration rights of the Redeemable Convertible Preferred Shares did not qualify for bifurcation accounting because the underlying ordinary shares were neither publicly traded nor readily convertible into cash. There are no embedded derivatives that are required to be bifurcated.
The initial carrying amounts of the Preferred Shares are the fair value at the time of closing, less issuance costs.

Beneficial conversion features (“BCF”) exist when the conversion price of the Preferred Shares is lower than the fair value of the ordinary shares at the commitment date, which is the issuance date of the respective series of Preferred Shares. The Group determined the fair value of ordinary shares with the assistance of an independent third-party valuation firm. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the Preferred Shares as a contribution to additional paid-in
capital. The contingent conversion price adjustment is accounted for as a contingent BCF. In accordance with ASC paragraph
470-20-35-1,
changes to the conversion terms that would be triggered by future events not controlled by the issuer are accounted for as contingent conversions, and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. No BCF or contingent BCF was recognized for any of the Preferred Shares issued during the years presented and prior to the automatic conversion of the Preferred Shares into ordinary shares upon the Company’s IPO on December 12, 2019.
Though not currently redeemable, the Redeemable Convertible Preferred Shares will become redeemable solely based on the passage of time should the contingent events not occur. Therefore, the Group elected to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of such preferred shares to equal the redemption value at the end of each reporting period as if it were also the redemption date. The Group has not accreted the Series Seed Convertible Preferred Shares to liquidation value as a Deemed Liquidation event was not considered probable as of the end of each period presented.
The movement in the carrying value of the Preferred Shares prior to the Company’s IPO is as follows:

Mezzanine equity	Series Seed preferred shares	Series A preferred shares	Series B preferred shares	Series C preferred shares	Total
	RMB	RMB	RMB	RMB	RMB

Balance as of January 1, 2018	21,651	76,166	376,359	130,565	604,741
Issuance	—	—	—	—	—
Accretion to redemption value	—	—	—	—	—
Balance as of December 31, 2018	21,651	76,166	376,359	130,565	604,741
Issuance	—	—	—	46,693	46,693
Modification of preferred shares	—	—	6,956	3,030	9,986
Accretion to redemption value	—	3,039	7,649	6,574	17,262
Conversion of Preferred Shares to ordinary shares (Note 19)	(21,651)	(79,205)	(390,964)	(186,862)	(678,682)

Balance as of December 31, 2019	—	—	—	—	—

Upon completion of the Company’s IPO on December 12, 2019, all Preferred Shares were converted to 37,682,167 Class A Ordinary Shares and 1,375,934 Class B Ordinary Shares.
Modification of the Redeemable Convertible Preferred Shares
In July 2019, the holders of the majority of each series of the Series A, Series B and Series C preferred shares executed a Limited Waiver and Undertaking Concerning Redemption Right (“Waiver and Undertaking”) whereby they irrevocably consent and undertake to the Company that, at any time prior to December 31, 2020, they will not exercise their redemption rights or approve the redemption of any shares of the Company, whether or not requested by any other shareholder. The Waiver and Undertaking shall cease to be effective upon the earliest of (i) the rejection by the U.S. Securities and Exchange Commission of the Company’s listing application, (ii) the Company serving a notice of withdrawal of its listing application, or (iii) the board of directors of the Company approving the abandonment of its listing application. No other rights, preferences or privileges of the Redeemable Convertible Preferred Shares changed under this waiver.
The Group assesses whether an amendment to the terms of its Redeemable Convertible Preferred Shares is an extinguishment or a modification using the fair value model. As the fair value of the preferred shares immediately after the amendment did not change by more than
10
% from their fair value immediately before the amendment, the Group accounted for the amendment as a modification to the Redeemable Convertible Preferred Shares, and the increase in the fair value was treated as a deemed dividend to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.